Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory
Raw materials	$ 1,880	$ 1,507
Work in process	834	708
Finished goods	6,840	7,902
Total	$ 9,554	$ 10,117